UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-3255

                  Oppenheimer International Growth Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited


                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--98.5%
--------------------------------------------------------------------------------
 Consumer Discretionary--14.2%
--------------------------------------------------------------------------------
 Automobiles--0.6%
 Porsche AG, Preferred                                     943       $   399,588
--------------------------------------------------------------------------------
 Distributors--0.7%
 Medion AG                                              11,151           484,807
--------------------------------------------------------------------------------
 Household Durables--2.3%
 Groupe SEB SA                                           8,780           773,329
--------------------------------------------------------------------------------
 Hunter Douglas NV                                      14,681           488,909
--------------------------------------------------------------------------------
 Thomson                                                21,950           338,520
                                                                     -----------
                                                                       1,600,758

--------------------------------------------------------------------------------
 Internet & Catalog Retail--1.9%
 LG Home Shopping, Inc.                                 20,190         1,343,746
--------------------------------------------------------------------------------
 Leisure Equipment & Products--1.1%
 Konica Corp.                                           72,000           819,688
--------------------------------------------------------------------------------
 Media--6.3%
 British Sky Broadcasting
 Group plc 1                                            60,301           668,181
--------------------------------------------------------------------------------
 Grupo Televisa SA,
 Sponsored GDR                                          14,600           503,700
--------------------------------------------------------------------------------
 Mediaset SpA                                           69,400           587,356
--------------------------------------------------------------------------------
 News Corp. Ltd. (The)                                  66,400           498,749
--------------------------------------------------------------------------------
 Societe Television Francaise 1                         21,410           658,909
--------------------------------------------------------------------------------
 Sogecable SA 1                                         41,900           790,063
--------------------------------------------------------------------------------
 Wolters Kluwer NV                                      24,921           300,489
--------------------------------------------------------------------------------
 Zee Telefilms Ltd.                                    237,500           450,519
                                                                     -----------
                                                                       4,457,966

--------------------------------------------------------------------------------
 Specialty Retail--1.1%
 New Dixons Group plc                                  375,900           818,785
--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.2%
 Luxottica Group SpA                                    13,200           180,231
--------------------------------------------------------------------------------
 Consumer Staples--1.7%
--------------------------------------------------------------------------------
 Beverages--1.2%
 Foster's Group Ltd.                                   106,304           300,143
--------------------------------------------------------------------------------
 Pernod-Ricard SA                                        6,160           549,637
                                                                     -----------
                                                                         849,780

--------------------------------------------------------------------------------
 Food & Staples Retailing--0.5%
 Carrefour SA                                            7,070           346,512
--------------------------------------------------------------------------------
 Energy--0.9%
--------------------------------------------------------------------------------
 Energy Equipment & Services--0.5%
 Technip-Coflexip SA                                     3,590           314,140
--------------------------------------------------------------------------------
 Oil & Gas--0.4%
 Tsakos Energy Navigation Ltd.                          20,900           298,870
--------------------------------------------------------------------------------
 Financials--12.7%
--------------------------------------------------------------------------------
 Commercial Banks--5.8%
 ABN Amro Holding NV                                    16,600           317,393
--------------------------------------------------------------------------------
 Anglo Irish Bank Corp.                                170,112         1,504,183


                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
 Commercial Banks Continued
 Banco Popolare di Verona e
 Novara Scrl                                            47,900       $   654,571
--------------------------------------------------------------------------------
 ICICI Bank Ltd.,
 Sponsored ADR 1                                        76,925           559,245
--------------------------------------------------------------------------------
 Lloyds TSB Group plc                                   46,850           332,624
--------------------------------------------------------------------------------
 Royal Bank of Scotland
 Group plc (The)                                        17,550           492,322
--------------------------------------------------------------------------------
 Societe Generale, Cl. A                                 4,750           301,098
                                                                     -----------
                                                                       4,161,436

--------------------------------------------------------------------------------
 Diversified Financial Services--6.9%
 3i Group plc                                          111,660         1,041,045
--------------------------------------------------------------------------------
 Ackermans & van Haaren NV                              18,700           354,323
--------------------------------------------------------------------------------
 Collins Stewart Tullett plc                           233,315         1,617,020
--------------------------------------------------------------------------------
 MLP AG 1                                               84,847         1,266,643
--------------------------------------------------------------------------------
 Van der Moolen Holding NV                              42,500           592,003
                                                                     -----------
                                                                       4,871,034

--------------------------------------------------------------------------------
 Health Care--18.3%
--------------------------------------------------------------------------------
 Biotechnology--0.2%
 Cambridge Antibody Technology
 Group plc 1                                            19,550           169,367
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--2.1%
 Amersham plc                                           65,210           489,340
--------------------------------------------------------------------------------
 Centerpulse AG 1                                        1,800           484,367
--------------------------------------------------------------------------------
 Essilor International SA                                7,110           286,420
--------------------------------------------------------------------------------
 Ortivus AB, B Shares 1                                 67,700           224,118
                                                                     -----------
                                                                       1,484,245

--------------------------------------------------------------------------------
 Health Care Providers & Services--1.4%
 Fresenius AG, Preference                               10,323           487,809
--------------------------------------------------------------------------------
 Nicox SA 1                                             89,150           527,234
                                                                     -----------
                                                                       1,015,043

--------------------------------------------------------------------------------
 Pharmaceuticals--14.6%
 Aventis SA                                              9,650           530,918
--------------------------------------------------------------------------------
 Biovail Corp. 1                                         6,900           324,714
--------------------------------------------------------------------------------
 Dr. Reddy's Laboratories Ltd.,
 Sponsored ADR                                          62,100         1,447,551
--------------------------------------------------------------------------------
 Fujisawa Pharmaceutical
 Co. Ltd.                                               17,000           318,551
--------------------------------------------------------------------------------
 GlaxoSmithKline plc                                    36,430           735,206
--------------------------------------------------------------------------------
 NeuroSearch AS 1                                       27,700           321,092
--------------------------------------------------------------------------------
 Novogen Ltd. 1                                        634,400         2,280,468
--------------------------------------------------------------------------------
 Pliva d.d., GDR 2                                      24,200           333,960
--------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                                   10,650           623,726
--------------------------------------------------------------------------------
 Shionogi & Co. Ltd.                                    51,000           691,043
--------------------------------------------------------------------------------
 SkyePharma plc 1                                    1,830,260         2,099,042
--------------------------------------------------------------------------------
 Takeda Chemical Industries Ltd.                        17,000           627,191
                                                                     -----------
                                                                      10,333,462


                  4 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                                                    Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
 Industrials--20.8%
--------------------------------------------------------------------------------
 Aerospace & Defense--3.9%
 Empresa Brasileira de Aeronautica SA
 (Embraer), Preference                                   580,126      $2,754,031
--------------------------------------------------------------------------------
 Air Freight & Logistics--0.2%
 Sinotrans Ltd. 1                                        430,000         121,311
--------------------------------------------------------------------------------
 Commercial Services & Supplies--3.6%
 BTG plc 1                                               297,870         688,142
--------------------------------------------------------------------------------
 Buhrmann NV                                             123,725         853,899
--------------------------------------------------------------------------------
 Magnus Holding NV 1                                     128,958          91,815
--------------------------------------------------------------------------------
 Prosegur Compania de Seguridad SA                        46,400         685,758
--------------------------------------------------------------------------------
 Randstad Holding NV                                      18,700         207,440
                                                                      ----------
                                                                       2,527,054

--------------------------------------------------------------------------------
 Construction & Engineering--4.9%
 Koninklijke Boskalis Westminster NV                     142,700       3,503,531
--------------------------------------------------------------------------------
 Electrical Equipment--2.2%
 SGL Carbon AG 1                                          39,200         589,701
--------------------------------------------------------------------------------
 Ushio, Inc.                                              87,000       1,007,120
                                                                      ----------
                                                                       1,596,821

--------------------------------------------------------------------------------
 Industrial Conglomerates--2.8%
 Aalberts Industries NV                                  113,304       1,990,724
--------------------------------------------------------------------------------
 Machinery--2.8%
 GSI Lumonics, Inc. 1                                     58,400         393,616
--------------------------------------------------------------------------------
 Halma plc                                               315,130         696,816
--------------------------------------------------------------------------------
 Hyundai Heavy Industries Co. Ltd. 1                      44,454         915,503
                                                                      ----------
                                                                       2,005,935

--------------------------------------------------------------------------------
 Transportation Infrastructure--0.4%
 Eurotunnel SA 1                                         360,420         264,888
--------------------------------------------------------------------------------
 Information Technology--23.2%
--------------------------------------------------------------------------------
 Communications Equipment--0.5%
 Telefonaktiebolaget LM Ericsson AB,
 B Shares 1                                              326,000         350,233
--------------------------------------------------------------------------------
 Computers & Peripherals--1.3%
 Logitech International SA 1                              18,421         690,847
--------------------------------------------------------------------------------
 Toshiba Corp.                                            58,000         199,492
                                                                      ----------
                                                                         890,339

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--4.2%
 Epcos AG 1                                               21,806         280,959
--------------------------------------------------------------------------------
 Hamamatsu Photonics K.K                                   9,200         128,260
--------------------------------------------------------------------------------
 Keyence Corp.                                             3,600         659,588
--------------------------------------------------------------------------------
 Omron Corp.                                              59,686       1,006,572
--------------------------------------------------------------------------------
 Tandberg ASA 1                                          175,900         911,374
                                                                      ----------
                                                                       2,986,753


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Internet Software & Services--2.8%
 T-Online International AG 1                              58,465      $  604,245
--------------------------------------------------------------------------------
 Yahoo Japan Corp. 1                                          85       1,380,387
                                                                      ----------
                                                                       1,984,632

--------------------------------------------------------------------------------
 IT Services--3.3%
 Amadeus Global Travel
 Distribution SA                                         111,600         639,498
--------------------------------------------------------------------------------
 Infosys Technologies Ltd.                                12,000         843,086
--------------------------------------------------------------------------------
 NIIT Ltd.                                               152,900         469,031
--------------------------------------------------------------------------------
 United Internet AG                                       24,297         412,942
                                                                      ----------
                                                                       2,364,557

--------------------------------------------------------------------------------
 Office Electronics--1.6%
 Canon, Inc.                                              24,000       1,101,312
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--3.8%
 ASM International NV 1                                   81,400       1,210,418
--------------------------------------------------------------------------------
 Jenoptik AG                                             114,658       1,474,676
                                                                      ----------
                                                                       2,685,094

--------------------------------------------------------------------------------
 Software--5.7%
 Eidos plc 1                                             341,790         769,867
--------------------------------------------------------------------------------
 Infogrames Entertainment SA 1                            75,197         448,169
--------------------------------------------------------------------------------
 Software AG 1                                            25,758         373,585
--------------------------------------------------------------------------------
 UBI Soft Entertainment SA 1                              92,185       1,773,166
--------------------------------------------------------------------------------
 Unit 4 Agresso NV 1                                      99,400         713,412
                                                                      ----------
                                                                       4,078,199

--------------------------------------------------------------------------------
 Telecommunication Services--5.9%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--1.7%
 BT Group plc                                            205,960         692,475
--------------------------------------------------------------------------------
 Videsh Sanchar Nigam Ltd.,
 Sponsored ADR                                            92,301         489,195
                                                                      ----------
                                                                       1,181,670

--------------------------------------------------------------------------------
 Wireless Telecommunication Services--4.2%
 KDDI Corp.                                                  368       1,425,109
--------------------------------------------------------------------------------
 SK Telecom Co. Ltd.                                       2,160         368,891
--------------------------------------------------------------------------------
 Telecom Italia Mobile SpA                                81,000         399,040
--------------------------------------------------------------------------------
 Vodafone Group plc                                      403,430         788,878
                                                                      ----------
                                                                       2,981,918

--------------------------------------------------------------------------------
 Utilities--0.8%
--------------------------------------------------------------------------------
 Electric Utilities--0.8%
 Solidere, GDR 2                                         102,500         538,125
                                                                      ----------
 Total Common Stocks
 (Cost $75,066,515)                                                   69,856,585



                  5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                    Market Value
                                                    Units             See Note 1
--------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.1%
 UBI Soft Entertainment SA Wts.,
 Exp. 5/14/06 1 (Cost $0)                          92,185           $     52,930

                                                Principal
                                                   Amount
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--0.3%
 Undivided interest of 0.87% in joint
 repurchase agreement (Principal
 Amount/Market Value $29,801,000, with
 a maturity value of $29,801,886) with
 Zions Bank/Capital Markets Group, 1.07%,
 dated 6/30/03, to be repurchased at
 $259,008 on 7/1/03, collateralized by U.S.
 Treasury Nts., 5.625%--7%, 2/15/06--
 7/15/06, with a value of $28,428,331 and
 U.S. Treasury Bonds, 1.625%, 3/31/05, with
 a value of $2,021,500  (Cost $259,000)          $259,000                259,000

--------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $75,325,515)                                  98.9%            70,168,515
--------------------------------------------------------------------------------
 Other Assets Net of Liabilities                      1.1                768,225
                                                 -------------------------------
 Net Assets                                         100.0%          $ 70,936,740
                                                 ===============================


Footnotes to Statement of Investments
1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $872,085 or 1.23% of the Fund's net assets as of June 30, 2003.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings               Market Value       Percent
--------------------------------------------------------------------------------
Great Britain                      $12,099,110          17.2%
The Netherlands                     10,270,033          14.6
Japan                                9,364,313          13.4
France                               7,789,596          11.1
Germany                              6,374,955           9.1
India                                4,258,627           6.1
Australia                            3,079,360           4.4
Brazil                               2,754,031           3.9
Korea, Republic of South             2,628,140           3.7
Spain                                2,115,319           3.0
Italy                                1,821,198           2.6
Ireland                              1,504,183           2.1
Norway                               1,210,244           1.7
Switzerland                          1,175,214           1.7
United States                          583,714           0.8
Sweden                                 574,351           0.8
Lebanon                                538,125           0.8
Mexico                                 503,700           0.7
Canada                                 393,616           0.6
Belgium                                354,323           0.5
Croatia                                333,960           0.5
Denmark                                321,092           0.5
China                                  121,311           0.2
                                 ----------------------------
Total                              $70,168,515         100.0%
                                 ============================



See accompanying Notes to Financial Statements.

                  6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2003


-------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $75,325,515)--see accompanying statement                     $70,168,515
-------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                            919
-------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                             721,487
 Interest and dividends                                                                       196,074
 Shares of capital stock sold                                                                  51,296
 Other                                                                                          1,293
                                                                                          -------------
 Total assets                                                                              71,139,584

-------------------------------------------------------------------------------------------------------
 Liabilities

 Bank overdraft                                                                                 2,583
-------------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                                            980
-------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                        136,990
 Shareholder reports                                                                           28,800
 Shares of capital stock redeemed                                                              21,097
 Service plan fees                                                                              1,033
 Directors' compensation                                                                        1,016
 Transfer and shareholder servicing agent fees                                                    856
 Other                                                                                          9,489
                                                                                          -------------
 Total liabilities                                                                            202,844

-------------------------------------------------------------------------------------------------------
 Net Assets                                                                               $70,936,740
                                                                                          =============


-------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of capital stock                                                    $     82,465
-------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                               123,940,654
-------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                          341,495
-------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions           (48,277,737)
-------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets
 and liabilities denominated in foreign currencies                                         (5,150,137)
                                                                                         --------------
 Net Assets                                                                              $ 70,936,740
                                                                                         =============

-------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
-------------------------------------------------------------------------------------------------------
 Non-Service shares:
 Net asset value, redemption price per share and offering price per share (based on
 net assets of $68,513,986 and 79,782,765 shares of capital stock outstanding)                  $0.86
-------------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share (based on
 net assets of $2,422,754 and 2,682,209 shares of capital stock outstanding)                    $0.90

 See accompanying Notes to Financial Statements.



                  7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2003


----------------------------------------------------------------------------------------------
 Investment Income
 Dividends (net of foreign withholding taxes of $100,122)                       $    747,537
----------------------------------------------------------------------------------------------
 Interest                                                                             10,568
                                                                                --------------
 Total investment income                                                             758,105

----------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                     307,032
----------------------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                                    1,584
----------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                                    5,413
 Service shares                                                                           52
----------------------------------------------------------------------------------------------
 Shareholder reports                                                                  24,612
----------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                          16,044
----------------------------------------------------------------------------------------------
 Directors' compensation                                                               3,583
----------------------------------------------------------------------------------------------
 Other                                                                                12,104
                                                                                --------------
 Total expenses                                                                      370,424
 Less reduction to custodian expenses                                                    (26)
                                                                                --------------
 Net expenses                                                                        370,398

----------------------------------------------------------------------------------------------
 Net Investment Income                                                               387,707


----------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                                     (15,004,376)
 Foreign currency transactions                                                     2,106,850
                                                                                --------------
 Net realized loss                                                               (12,897,526)
----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                      20,039,043
 Translation of assets and liabilities denominated in foreign currencies           2,301,407
                                                                                --------------
 Net change in unrealized appreciation                                            22,340,450

----------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                           $  9,830,631
                                                                                ==============



 See accompanying Notes to Financial Statements.


                  8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Six Months                     Year
                                                                                    Ended                    Ended
                                                                            June 30, 2003             December 31,
                                                                              (Unaudited)                     2002
-------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                        $   387,707              $   976,167
-------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                            (12,897,526)             (16,724,753)
-------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                          22,340,450               (9,257,317)
                                                                              -------------------------------------
 Net increase (decrease) in net assets resulting from operations                9,830,631              (25,005,903)

-------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Non-Service shares                                                              (996,174)                (649,038)
 Service shares                                                                   (14,103)                  (1,328)

-------------------------------------------------------------------------------------------------------------------
 Capital Stock Transactions

 Net increase (decrease) in net assets resulting from capital stock transactions:
 Non-Service shares                                                            (2,119,059)             (12,200,129)
 Service shares                                                                 1,234,235                  923,076

-------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                      7,935,530              (36,933,322)
-------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                           63,001,210               99,934,532
                                                                              -------------------------------------
 End of period [including undistributed net investment
 income of $341,495 and $964,065, respectively]                               $70,936,740              $63,001,210
                                                                              =====================================


 See accompanying Notes to Financial Statements.


                  9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS

                                                 Six Months                                                                  Year
                                                      Ended                                                                 Ended
                                              June 30, 2003                                                          December 31,
 Non-Service shares                             (Unaudited)          2002          2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                 $0.76         $1.07         $1.74         $2.30         $1.57         $1.36
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   --           .01           .01            -- 1          -- 1         .01
 Net realized and unrealized gain (loss)                .11          (.31)         (.39)         (.11)          .77           .25
                                                     -----------------------------------------------------------------------------
 Total from investment operations                       .11          (.30)         (.38)         (.11)          .77           .26
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.01)         (.01)           -- 1        (.03)         (.01)         (.01)
 Distributions from net realized gain                    --            --          (.29)         (.42)         (.03)         (.04)
                                                     -----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.01)         (.01)         (.29)         (.45)         (.04)         (.05)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $0.86         $0.76         $1.07         $1.74         $2.30         $1.57
                                                     =============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                   15.27%       (28.51)%      (24.31)%       (9.43)%       50.37%        19.40%

----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period (in thousands)           $68,514       $62,091      $ 99,831      $144,901      $147,345      $103,404
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $60,657       $83,511      $117,814      $162,028      $107,403      $ 94,651
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                 1.26%         1.17%         0.69%         0.24%         0.17%         0.68%
 Expenses, gross                                       1.20%         1.12%         1.05%         1.17%         1.08%         1.09% 4
 Expenses, net                                         1.20% 5       1.12% 5       1.05% 5       1.17% 5       1.08% 5       1.09%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 30%           40%           44%           72%          127%           48%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                 10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                                                    Six Months                        Year
                                                                         Ended                       Ended
                                                                 June 30, 2003                December 31,
 Service shares                                                    (Unaudited)          2002          2001 1
-------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
-------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                    $0.81         $1.08         $1.22
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                     .01           .01            -- 2
 Net realized and unrealized gain (loss)                                   .09          (.27)         (.14)
                                                                       --------------------------------------
 Total from investment operations                                          .10          (.26)         (.14)
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                     (.01)         (.01)           --
 Distributions from net realized gain                                       --            --            --
                                                                       --------------------------------------
 Total dividends and/or distributions to shareholders                     (.01)         (.01)           --
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                          $0.90         $0.81         $1.08
                                                                       ======================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                                      12.91%       (24.51)%      (11.48)%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                               $2,423          $910          $103
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                      $1,298          $603          $ 36
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                             1.44%        (0.03)%        0.28%
 Expenses, gross                                                          1.44%         1.41%         1.20%
 Expenses, net                                                            1.44% 5       1.34% 5,6     1.20% 5
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                    30%           40%           44%


1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

                 11 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer International Growth Fund/VA (the Fund) is a series of Panorama Series Fund, Inc. (the Company), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.



                 12 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $47,837,006. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                             --------------------------
                              2009        $  16,530,049
                              2010           12,564,594
                                          -------------
                              Total       $  29,094,643
                                          =============

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                                  Six Months Ended               Year Ended
                                     June 30, 2003        December 31, 2002
-------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary income                        $1,010,277                 $650,366

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                 13 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized 160 million shares of $0.001 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                                                      Six Months Ended June 30, 2003         Year Ended December 31, 2002
                                                             Shares           Amount              Shares           Amount
---------------------------------------------------------------------------------------------------------------------------
 Non-Service shares
 Sold                                                    99,792,076     $ 74,121,414         341,815,040    $ 332,416,733
 Dividends and/or distributions reinvested                1,556,521          996,174             590,034          649,038
 Redeemed                                              (103,363,367)     (77,236,647)       (353,484,720)    (345,265,900)
                                                       --------------------------------------------------------------------
 Net decrease                                            (2,014,770)    $ (2,119,059)        (11,079,646)   $ (12,200,129)
                                                       ====================================================================


---------------------------------------------------------------------------------------------------------------------------
 Service shares
 Sold                                                     3,187,691     $  2,645,834          10,721,265    $  11,609,780
 Dividends and/or distributions reinvested                   20,739           14,103               1,218            1,328
 Redeemed                                                (1,655,733)      (1,425,702)         (9,688,789)     (10,688,032)
---------------------------------------------------------------------------------------------------------------------------
 Net increase                                             1,552,697     $  1,234,235           1,033,694    $     923,076
                                                       ====================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $17,832,147 and $18,764,090, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $250 million of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $250 million.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the six months ended June 30, 2003, expense under the Service Plan totaled $1,584.

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                 14 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of June 30, 2003, the Fund had outstanding foreign currency contracts as follows:

                                      Expiration            Contract    Valuation as of         Unrealized     Unrealized
 Contract Description                      Dates       Amount (000s)      June 30, 2003       Appreciation   Depreciation
-------------------------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Euro [EUR]                               7/1/03               96EUR           $110,383               $489           $ --
                                                                                                  -----------------------------
 Contracts to Sell
 British Pound Sterling [GBP]             7/1/03              194GBP            319,392                337            281
 Euro [EUR]                               7/1/03               15EUR             17,080                 --             72
 Japanese Yen [JPY]                       7/1/03            3,340JPY             27,818                 76             --
 Swedish Krona [SEK]                      7/1/03            1,320SEK                165                 --            627
 Swiss Franc [CHF]                        7/1/03               49CHF             36,267                 17             --
                                                                                                  -----------------------------
                                                                                                       430            980
                                                                                                  -----------------------------
 Total Unrealized Appreciation and Depreciation                                                       $919           $980
                                                                                                  -----------------------------

--------------------------------------------------------------------------------
 6. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

                 15 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)